Loss Per Share (EPS) (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Loss Per Share (EPS)
Stock Split Ratio	4
As at June 30, after conversion and share split
Outstanding common shares	37,427,265	28,673,985	25,846,279
Weighted average number of common shares outstanding	32,743,605	27,968,142	25,819,165
Potential number of shares resulting from the exercise of warrants.	2,258,319	1,635,606	1,452,240